Commitments and Contingencies - Leases (Details) £ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2003 GBP (£)	Dec. 31, 2017 USD ($) lease	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Primary Capital Leases
Capital lease obligation		$ 73
Minimum lease payments under capital leases
2018		12
2019		10
2020		9
2021		6
2022		5
After 2022		34
Total		76
Less: Amounts representing interest		3
Less: Current obligations under capital leases		13
Long-term obligations under capital leases		60	$ 45
Minimum lease payments under operating leases
2018		258
2019		212
2020		160
2021		106
2022		88
After 2022		274
Total		1,098
Capital and Operating Leases:
Rental expense under operating leases		$ 343	318	$ 316
Number of primary capital leases | lease		2
Capital and operating leases with non-cancelable terms, low end of range		1 year
Building in United Kingdom
Primary Capital Leases
Capital lease term (in years)	22 years
Capital lease obligation	£ 33.5	$ 27
City of Nevada, MO leaseback capital lease obligation
Primary Capital Leases
Capital lease term (in years)		15 years
Capital lease obligation		$ 13	$ 12		$ 15